Property and equipment, net (Tables)	6 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

Property and equipment consisted of the following:

	As of
	September 30, 2025	March 31, 2025
Server hardware	$3,980	$3,939
Vehicles	96,747	95,767
	100,727	99,706
Less: accumulated depreciation	(74,444)	(64,591)
Property and equipment, net	26,283	35,115